RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Net loss	$ (706,015)	$ (301,073)	$ (1,795,489)	$ (833,986)	$ (1,063,179)	$ (4,391,786)	$ (16,226,780)	$ 18,022,269
Net loss attributable to noncontrolling interest	(194)	6,158	(280)	(191,410)	(198,318)	(1,466,815)	(2,274,310)
Net loss attributable to members	(705,821)	(307,231)	(1,795,209)	(642,576)	(864,861)	(2,924,971)	(13,952,470)
Scenario, Previously Reported [Member]
Net loss					(1,026,324)	(4,383,859)
Net loss attributable to noncontrolling interest					(191,443)	(1,464,167)
Net loss attributable to members					$ (834,881)	$ (2,919,692)